Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Jan. 14, 2014
Document Effective Date	Jan. 15, 2014
Prospectus Date	Jan. 15, 2014
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Service Class
Risk/Return:
Trading Symbol	RYGSX
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Institutional Class
Risk/Return:
Trading Symbol	RISIX
Royce ISI Prospectus | Royce International Smaller-Companies Fund | Investment Class
Risk/Return:
Trading Symbol	RISNX
Royce ISI Prospectus | Royce European Smaller-Companies Fund | Service Class
Risk/Return:
Trading Symbol	RISCX
Royce ISI Prospectus | Royce European Smaller-Companies Fund | Investment Class
Risk/Return:
Trading Symbol	RESNX
Royce ISI Prospectus | Royce International Premier Fund | Service Class
Risk/Return:
Trading Symbol	RYIPX
Royce ISI Prospectus | Royce International Premier Fund | Investment Class
Risk/Return:
Trading Symbol	RIPNX
Royce CRK Prospectus | Royce Special Equity Multi-Cap Fund | Consultant Class
Risk/Return:
Trading Symbol	RSMLX
Royce CRK Prospectus | Royce Special Equity Multi-Cap Fund | Service Class
Risk/Return:
Trading Symbol	RSEMX